REMUNERATION OF KEY PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2018
REMUNERATION OF KEY PERSONNEL
Schedule of remuneration to key management personnel (directors and advisers)

	12/31/2018	12/31/2017
		(Reclassified)
Short-term benefits	42,448	40,243
Post-employment benefits	1,058	1,407
Other long-term benefits	7	99
	43,513	41,749